COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Apr. 16, 2025	Apr. 11, 2025
Subsequent Event [Line Items]
Number of shares issued	2,070,000
IPO [Member]
Subsequent Event [Line Items]
Number of shares issued		1,800,000
Price per share		$ 4.30
Subsequent Event [Member]
Subsequent Event [Line Items]
Professional services		$ 894,580
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Number of shares issued		1,800,000
Share price		$ 0.001
Price per share		$ 4.30
Gross proceeds		$ 7,740,000